[USAA
EAGLE
LOGO (r)]
USAA FIRST START GROWTH FUND
SUPPLEMENT DATED JULY 12, 2012
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2011

Margaret S. Stumpp has taken on a new role within Quantitative Management Associates LLC (QMA) and, therefore, is, no longer acting as a portfolio manager in the USAA First Start Growth Fund (the Fund). All references to Ms. Stumpp is hereby removed from the Fund's prospectus. Peter Xu, Daniel Carlucci, and Stacie L. Mintz will continue as portfolio managers of the Fund.

97546-0712